Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001437249
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 16, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 16, 2018
Prospectus Date	rr_ProspectusDate	Nov. 14, 2018
Dana Epiphany ESG Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY DANA EPIPHANY ESG EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dana Epiphany ESG Equity Fund (the "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund's performance. The Fund has adopted the historical performance of Epiphany FFV Fund (the "Predecessor Fund"), a series of Epiphany Funds. During the Predecessor Fund's most recent fiscal year ended October 31, 2017, the Fund's portfolio turnover rate was 97%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The numbers shown below reflect the Adviser's agreement to waive fees and/or reimburse Fund expenses through the expiration date of the agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through investment in publicly traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral relative-value approach that has been used by the Adviser since 1999.

The Fund employs a risk-controlled relative-value equity strategy. The Fund is designed to resemble the broad market, add value above market returns through superior stock selection and yet exhibit lower volatility than the market. The investment process combines quantitative and fundamental techniques. Individual securities in the Fund are chosen after fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment process seeks to minimize volatility (and thus control risk) by utilizing several strategies including, but not limited to, rebalancing the portfolio quarterly to be within 1% of its target benchmark sector weights, equally weighting position sizes within each sector, and maintaining positions at less than 4% of the portfolio. The Fund's benchmark is the Standard & Poor's 500® Index ("S&P 500"). "Sector-neutral, relative-value" refers to the Adviser striving to keep sector diversification within the Fund's portfolio similar to that in its target benchmark. To do this, the Adviser will generally emphasize valuation metrics within each sector when analyzing securities. Valuation metrics may include evaluating the pricing of a security based off its price to earnings ratio, price to cash flow ratio, price to book value ratio, and earnings to growth ratio.

Under normal circumstances, the Fund will invest at least 80% of its net assets in a diversified portfolio of equity securities. Normally, the Adviser selects from a group of equity securities with market capitalizations above $10 billion, although the Fund may also invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies. The Adviser's environmental, social, and governance ("ESG") screening process is then applied to the eligible securities. Under normal circumstances, at least 80% of the Fund's net assets will be subject to the ESG screening process. Application of the screening process is based on information known by the Adviser and information provided by third parties that compile and publish such data. The screening criteria is based on the belief in responsible investing consistent with Christian moral and social justice principals as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines and other Christian teachings. The criteria are reviewed from time to time by the Adviser.

Companies will generally be excluded that are known to:

●	Directly participate in abortion;
●	Manufacture contraceptives;
●	Produce pornographic media content;
●	Engage in scientific research on human fetuses or embryos;
●	Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;
●	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The screening process is designed to measure a company's impact on people, communities and the market and is an integral part of the investment process.

Once it has been determined that a company is eligible for investment, the portfolio managers apply economic criteria to select equity securities for the Fund's portfolio to correlate to the stock sectors of the S&P 500. Economic criteria used includes the company's valuation, growth potential, dividend policy, and other economic factors. The portfolio holdings of eligible companies within each sector are weighted as equally as feasible at the time of purchase, with the portfolio managers purchasing new positions approximately equal in weight to the other companies held within the applicable sector. The Adviser will rebalance the portfolio holdings from time to time as it deems appropriate. From time to time investments may no longer be considered eligible given changes in their economic outlook or their compliance with the Adviser's screening process. In such a case, the Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the screening process is at the discretion of the Adviser, who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, the Fund may from time to time purchase other equities such as real estate investment trusts ("REITs"), shares of other investment companies and exchange traded funds ("ETFs"), mainly as an alternative to holding cash prior to investment. To the extent that investments in other investment companies and ETFs are included in order to satisfy the requirement to invest at least 80% of the Fund's net assets according to the ESG guidelines outlined above, the Fund will take reasonable steps to verify that the holdings of these underlying funds meet the ESG screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

Excluded Securities Risk. The universe of acceptable investments for the Fund may be limited as compared to other funds due to the Fund's ESG investment screening. Because the Fund does not invest in companies that do not meet its ESG criteria, and the Fund may sell portfolio companies that subsequently violate its screens, the Fund may be riskier than other mutual funds that invest in a broader array of securities. Although the Adviser believes that the Fund can achieve its investment objective within the parameters of ESG investing, eliminating certain securities as investments may have an adverse effect on the Fund's performance.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.

Investment Style Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Industry Risk. The Fund's portfolio may be over-weighted in certain industries such as industrial services or health care technology, and under-weighted in other industries such as pharmaceuticals or defense; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund's investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The returns presented below for the Fund reflect the performance of the Predecessor Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization consummated after the close of business on December 19, 2018, in which the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the "Reorganization"). The performance of the Investor Class and Institutional Class shares of the Fund are based off of the performance of the Class A and Class I shares, respectively, of the Predecessor Fund. Prior to the Reorganization, the Fund was a "shell" fund with no assets and had not commenced operations.

The Predecessor Fund was managed by a different investment adviser and different portfolio managers than the Fund. The performance information below is intended to serve as an illustration of the variability of the Fund's returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and substantially similar strategies as the Predecessor Fund. While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in a similar portfolio of securities, the Fund's performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in strategies, fees and expenses.

The bar chart below shows how the Predecessor Fund's investment results have varied from year to year as represented by the performance of its Class A shares. Sales charges applicable to the Class A shares of the Predecessor Fund are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The table below shows how the Predecessor Fund's average annual total returns compare over time to those of a broad-based securities market index. Past performance (before and after taxes) of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future. Prior to May 31, 2017, the Predecessor Fund's Class I shares were called Class C shares, and the fee structure was different. Those shares sold before May 31, 2017 were subject to a contingent deferred sales load, which is not reflected in the returns set forth in the table below. If the contingent deferred sales load was included, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Predecessor Fund's investment results have varied from year to year as represented by the performance of its Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 280-9648
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.danafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(as of December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges applicable to the Class A shares of the Predecessor Fund are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Best Quarter: 1st Quarter, 2012, 11.75%

Worst Quarter: 4th Quarter, 2008, (22.41)%

The year to date return of the Predecessor Fund as of September 30, 2018 was 9.63%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Investor Class shares only.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for the Investor Class shares only. After-tax returns for Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 280-9648. Performance data current to the most recent quarter end may be obtained on the Fund's website at www.danafunds.com.

Dana Epiphany ESG Equity Fund | Investor Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESGAX
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Fee for Redemptions Paid by Wire	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	433
Five Years	rr_ExpenseExampleYear05	919
Ten Years	rr_ExpenseExampleYear10	$ 2,261
Annual Return 2008	rr_AnnualReturn2008	(30.49%)
Annual Return 2009	rr_AnnualReturn2009	27.87%
Annual Return 2010	rr_AnnualReturn2010	13.32%
Annual Return 2011	rr_AnnualReturn2011	(0.52%)
Annual Return 2012	rr_AnnualReturn2012	14.22%
Annual Return 2013	rr_AnnualReturn2013	30.32%
Annual Return 2014	rr_AnnualReturn2014	13.75%
Annual Return 2015	rr_AnnualReturn2015	(7.38%)
Annual Return 2016	rr_AnnualReturn2016	8.77%
Annual Return 2017	rr_AnnualReturn2017	22.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.41%)
1 Year	rr_AverageAnnualReturnYear01	16.49%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.71%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.13%	[3]
Dana Epiphany ESG Equity Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESGIX
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Fee for Redemptions Paid by Wire	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	355
Five Years	rr_ExpenseExampleYear05	788
Ten Years	rr_ExpenseExampleYear10	$ 1,994
1 Year	rr_AverageAnnualReturnYear01	22.44%	[4]
5 Years	rr_AverageAnnualReturnYear05	12.03%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2008	[4]
Dana Epiphany ESG Equity Fund | After Taxes on Distributions | Investor Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	8.87%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Dana Epiphany ESG Equity Fund | After Taxes on Distributions and Sales | Investor Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.01%
5 Years	rr_AverageAnnualReturnYear05	8.45%
10 Years	rr_AverageAnnualReturnYear10	5.25%
Dana Epiphany ESG Equity Fund | S&P 500 Index | Investor Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Dana Epiphany ESG Equity Fund | S&P 500 Index | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2008

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that Dana Investment Advisors, Inc.(the "Adviser") has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2021, so that Total Annual Fund Operating Expenses do not exceed 0.85%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as "Acquired Funds Fees and Expenses"). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
[3]	Returns shown are for Class A shares of the Predecessor Fund, and include a sales load.
[4]	Returns shown are for Class I shares of the Predecessor Fund.